Debt - Outstanding Principal Balances (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Total debt	$ 213,800,122
Current portion of deferred finance fees	(652,705)	$ (674,700)
Total current portion of long-term debt	17,695,140	20,216,171
Non-current portion of long-term debt	192,387,568	187,066,842
Loans Payable [Member]
Total debt	213,800,122	211,526,507
Deferred finance fees	(3,717,414)	(4,243,494)
Net total debt	210,082,708	207,283,013
Current portion of long-term debt	18,701,236	21,274,111
Current portion of deferred finance fees	(1,006,096)	(1,057,940)
Total current portion of long-term debt	17,695,140	20,216,171
Non-current portion of long-term debt	192,387,568	187,066,842
NIBC Bank Facility [Member] | Loans Payable [Member]
Total debt	5,335,000	6,045,000
Nordea SEB Joint Bank Facility [Member] | Loans Payable [Member]
Total debt	94,251,646	100,000,000
Nordea SEB Revolving Facility [Member] | Loans Payable [Member]
Total debt	39,200,000	40,000,000
ABN CACIB Joint Bank Facility [Member] | Loans Payable [Member]
Total debt	60,016,368	61,462,500
ABN AMRO Revolving Facility | Loans Payable [Member]
Total debt	$ 14,997,108	$ 4,019,007